Consolidated Statements Of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income
Loans and leases, including fees	$ 14,050,000	$ 12,126,000
Securities	125,000	131,000
FHLB stock dividends	78,000	78,000
Federal funds sold and other	156,000	70,000
Total interest and dividend income	14,409,000	12,405,000
Interest expense
Deposits	2,657,000	2,212,000
FHLB advances and other debt	254,000	232,000
Subordinated debentures	185,000	164,000
Total interest expense	3,096,000	2,608,000
Net interest income	11,313,000	9,797,000
Provision for loan losses and leases	230,000	250,000
Net interest income after provision for loan and lease losses	11,083,000	9,547,000
Noninterest income
Service charges on deposit accounts	741,000	491,000
Net gains on sales of loans	134,000	325,000
Net loss on sales of securitites		(12,000)
Earnings on bank owned life insurance	133,000	132,000
Other	169,000	412,000
Total noninterest income	1,177,000	1,348,000
Noninterest expense
Salaries and employee benefits	4,965,000	4,753,000
Occupancy and equipment	579,000	533,000
Data processing	1,116,000	1,054,000
Franchise and other taxes	358,000	318,000
Professional fees	1,148,000	956,000
Director fees	228,000	150,000
Postage, printing and supplies	168,000	198,000
Advertising and promotion	125,000	145,000
Telephone	123,000	119,000
Loan expenses	141,000	207,000
Foreclosed assets, net	65,000	137,000
Depreciation	211,000	211,000
FDIC premiums	222,000	421,000
Regulatory assessment	62,000	131,000
Other insurance	109,000	121,000
Other	203,000	157,000
Total noninterest expense	9,823,000	9,611,000
Income before income taxes	2,437,000	1,284,000
Income tax expense (benefit)	810,000	(3,193,000)
Net income	1,627,000	4,477,000
Dividends on Series B preferred stock and accretion of discount	(857,000)	(857,000)
Net income attributable to common stockholders	$ 770,000	$ 3,620,000
Earnings per common share:
Basic	$ 0.05	$ 0.23
Diluted	$ 0.05	$ 0.20